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                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                     SUPPLEMENT DATED SEPTEMBER 19, 2011
                                       TO
              THE PROSPECTUSES DATED MAY 1, 2011 (AS SUPPLEMENTED)

This supplement describes changes to certain optional living and death benefit riders that will be effective for Series VA, Series VA-4, Series L-4 Year, Series C, and Series S variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). If approved in your state, these changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after October 10, 2011.

IN ORDER TO RECEIVE THE CURRENT VERSIONS OF THESE OPTIONAL BENEFITS, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON OCTOBER 7, 2011.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I. INTRODUCTION OF GUARANTEED MINIMUM INCOME BENEFIT MAX II (GMIB MAX II); GUARANTEED MINIMUM INCOME BENEFIT MAX (GMIB MAX) NO LONGER AVAILABLE

     A. Contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after October 10, 2011 may elect the GMIB Max II optional benefit. The GMIB Max II optional benefit is identical to the GMIB Max optional benefit described in the May 1, 2011 prospectus, with the following exceptions:

          . The Annual Increase Rate: the annual increase rate is 5.5% under the GMIB Max II.

          . The Annual Withdrawal Amount percentage: the annual withdrawal amount percentage is 5.5% under the GMIB Max II.

          .    Enhanced Payout Rates:

               The GMIB Max II purchase rates are enhanced under the following circumstances.(The following does not apply to any other GMIB rider.) If:

                    .    you begin withdrawals on or after age 62;

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                    .    your account value is fully withdrawn or decreases to
                         zero on or after age 62 and there is an income base remaining; and

                    . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

                    then the annual annuity payments under GMIB Max II will equal or exceed 5% of the income base (calculated on the date the payments are determined).

                    Alternatively, if:

                    .    you begin withdrawals on or after age 67;

                    . your account value is fully withdrawn or decreases to zero on or after age 67 and there is an income base remaining; and

                    . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

                    then the annual annuity payments under GMIB Max II will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).

     B. GMIB Max will no longer be available for purchase, effective for applications and necessary paperwork received after the close of the New York Stock Exchange on October 7, 2011.

II. INTRODUCTION OF GUARANTEED MINIMUM INCOME BENEFIT PLUS IV (GMIB PLUS IV); GUARANTEED MINIMUM INCOME BENEFIT PLUS III (GMIB PLUS III) NO LONGER AVAILABLE

     A. Contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after October 10, 2011 may elect the GMIB Plus IV optional benefit. The GMIB Plus IV optional benefit is identical to the GMIB Plus III optional benefit described in the May 1, 2011 prospectus, with the following exceptions:

          . The Annual Increase Rate: the annual increase rate is 4.5% under the GMIB Plus IV.

          . The Annual Withdrawal Amount percentage: the annual withdrawal amount percentage is 4.5% under the GMIB Plus IV.

          .    Enhanced Payout Rates:

               The GMIB Plus IV purchase rates are enhanced under the following circumstances. (The following does not apply to any other GMIB optional benefit.) If:

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                    .    you begin withdrawals on or after age 60;

                    . your account value is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and

                    . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

                    then the annual annuity payments under GMIB Plus IV will equal or exceed 4.5% of the income base (calculated on the date the payments are determined).

     B. GMIB Plus III will no longer be available for purchase, effective for applications and necessary paperwork received after the close of the New York Stock Exchange on October 7, 2011.

III. INTRODUCTION OF ENHANCED DEATH BENEFIT MAX II (EDB MAX II); MAY ONLY ELECT EDB MAX II IF GMIB MAX II IS ELECTED; ENHANCED DEATH BENEFIT MAX (EDB MAX) NO LONGER AVAILABLE

     A. Contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after October 10, 2011 may elect the EDB Max II optional benefit. The EDB Max II optional benefit is identical to the EDB Max optional benefit described in the May 1, 2011 prospectus with the following exceptions.

          . The Annual Increase Rate: the annual increase rate is 5.5% under the EDB Max II.

          . The Annual Withdrawal Amount percentage: the annual withdrawal amount percentage is 5.5% under the EDB Max II.

          . The EDB Max II optional benefit may only be elected if you have elected the GMIB Max II optional benefit. You should understand that by electing both a GMIB optional benefit and an EDB optional benefit, you will be paying for and receiving both an income benefit and a death benefit and the cost of the combined optional benefits will be higher than the cost of either a GMIB optional benefit or other available optional death benefit individually. Please note that other standard or optional death benefits are available and are not required to be purchased in combination with a GMIB optional benefit. You should also understand that once GMIB income payments begin under a GMIB optional benefit, the EDB optional benefit will be terminated.

     B. EDB Max will no longer be available for purchase, effective for applications and necessary paperwork received after the close of the New York Stock Exchange on October 7, 2011.

IV. INTRODUCTION OF ENHANCED DEATH BENEFIT III (EDB III); MAY ONLY ELECT EDB III IF GMIB PLUS IV IS ELECTED; ENHANCED DEATH BENEFIT II (EDB II) NO LONGER AVAILABLE

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     A.   Contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after October 10, 2011 may elect the EDB III optional benefit. The EDB III optional benefit is identical to the EDB II optional benefit described in the May 1, 2011 prospectus, with the following exceptions.

          . The Annual Increase Rate: the annual increase rate is 4.5% under the EDB III.

          . The Annual Withdrawal Amount percentage: the annual withdrawal amount percentage is 4.5% under the EDB III.

          . The EDB III optional benefit may only be elected if you have elected the GMIB Plus IV optional benefit. You should understand that by electing both a GMIB optional benefit and an EDB optional benefit, you will be paying for and receiving both an income benefit and a death benefit and the cost of the combined optional benefits will be higher than the cost of either a GMIB optional benefit or other available optional death benefit individually. Please note that other standard or optional death benefits are available under this contract that are not required to be purchased in combination with a GMIB optional benefit. You should also understand that once GMIB income payments begin under a GMIB optional benefit, the EDB optional benefit will be terminated.

     B. EDB II will no longer be available for purchase, effective for applications and necessary paperwork received after the close of the New York Stock Exchange on October 7, 2011.

V.   LIFETIME WITHDRAWAL GUARANTEE II (LWG II) NO LONGER AVAILABLE

          The LWG II optional benefit will no longer be available for purchase under the Series VA, Series VA-4, Series L-4 and Series C contracts, effective for applications and necessary paperwork received after the close of the New York Stock Exchange on October 7, 2011.

VI. ENHANCED GUARANTEED WITHDRAWAL BENEFIT (ENHANCED GWB) NO LONGER AVAILABLE (SERIES VA, SERIES VA-4, SERIES L-4 YEAR AND SERIES C)

          The EGWB optional benefit will no longer be available for purchase under the Series VA, Series VA-4, Series L-4 Year and Series C contracts, effective for applications and necessary paperwork received after the close of the New York Stock Exchange on October 7, 2011.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 343-8496
Irvine, CA  92614

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